Offerings - Offering: 1	Jan. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share
Amount Registered | shares	48,575,795
Proposed Maximum Offering Price per Unit	94.44
Maximum Aggregate Offering Price	$ 4,587,498,079.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 702,345.96
Offering Note	(a) To be issued pursuant to the Micron Technology, Inc. 2025 Equity Incentive Plan. (b) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), to the extent additional shares of the Registrant's Common Stock may be issued or issuable as a result of a stock split, stock dividend, or other distribution declared at any time by the Board of Directors of the Registrant while this Registration Statement is in effect, this Registration Statement is hereby declared to cover all of such additional Common Stock. (c) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for the purpose of calculating the registration fee on the basis of $94.44 per share, which is the average of the high and low price of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on January 13, 2025.